Investment Property - Summary of Changes in Investment Property (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 1,294,262
Ending balance	424,970	$ 1,294,262
Rented properties [member]
Disclosure of detailed information about investment property [line items]
Ending balance	90,238
Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,294,262
Ending balance	334,732	1,294,262
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 1,339,765	$ 1,390,146
Total life estimated in years	0	0
Increases	$ 621,668	$ 384,704
Decrease	1,507,130	435,085
Ending balance		1,339,765
Cost [member] | Rented properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 0
Total life estimated in years	50
Increases	$ 105,151
Decrease	0
Ending balance		0
Cost [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 1,339,765	$ 1,390,146
Total life estimated in years	50	50
Increases	$ 516,517	$ 384,704
Decrease	1,507,130	435,085
Ending balance		1,339,765
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	69,610
Beginning balance	45,503	59,236
Decrease	48,429	32,484
Depreciation for the fiscal year	8,152	18,751
Ending balance	29,333	69,610
Ending balance		45,503
Accumulated depreciation and amortisation [member] | Rented properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	14,789
Decrease	0
Depreciation for the fiscal year	124
Ending balance	14,913	14,789
Accumulated depreciation and amortisation [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	54,821
Beginning balance	45,503	59,236
Decrease	48,429	32,484
Depreciation for the fiscal year	8,028	18,751
Ending balance	$ 14,420	54,821
Ending balance		$ 45,503